Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 229,412		¥ 216,804	¥ 188,741
Net current-period other comprehensive (loss) income	(1,536)	$ (216)	123	(129)
Balances	253,143	35,654	229,412	216,804
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(1,326)		(1,007)	(840)
Cumulative effect of accounting change			13
Other comprehensive (loss) income before reclassification	(626)		(764)	(88)
Amounts reclassified from accumulated other comprehensive income	(287)
Net current-period other comprehensive (loss) income	(913)		(751)	(88)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	88		432	(79)
Balances	(2,151)	(303)	(1,326)	(1,007)
Unrealized gains (losses) on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	457		850	1,039
Other comprehensive (loss) income before reclassification	(188)		(392)	(190)
Amounts reclassified from accumulated other comprehensive income	(13)
Net current-period other comprehensive (loss) income	(201)		(392)	(190)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	7		(1)	1
Balances	263	37	457	850
Unrealized gains (losses) on derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	1,415		149
Other comprehensive (loss) income before reclassification	(422)		1,266	149
Net current-period other comprehensive (loss) income	(422)		1,266	149
Balances	993	140	1,415	149
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	546		(8)	199
Cumulative effect of accounting change			13
Other comprehensive (loss) income before reclassification	(1,236)		110	(129)
Amounts reclassified from accumulated other comprehensive income	(300)
Net current-period other comprehensive (loss) income	(1,536)		123	(129)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	95		431	(78)
Balances	¥ (895)	$ (126)	¥ 546	¥ (8)